Unaudited Condensed Consolidated Statements of Changes in Shareholders’ Equity (Deficit) - USD ($)	Ordinary Shares Previously Reported Class A	Ordinary Shares Class A	Ordinary Shares Class B	Treasury Share Reserve Previously Reported	Treasury Share Reserve	Additional Paid-In Capital Previously Reported	Additional Paid-In Capital	Subscription Receivable Previously Reported	Subscription Receivable	Accumulated Deficit Previously Reported	Accumulated Deficit	Accumulated Other Comprehensive Loss Previously Reported	Accumulated Other Comprehensive Loss	Total Shareholders’ Deficit Previously Reported	Total Shareholders’ Deficit	Noncontrolling Interest Previously Reported	Noncontrolling Interest	Previously Reported	Total
Balance at Dec. 31, 2021		$ 13,449							$ (3,449)		$ (1,473,025,700)		$ (4,970,718)		$ (1,477,986,418)				$ (1,477,986,418)
Balance (in Shares) at Dec. 31, 2021		134,486,491
Balance (in Shares) at Dec. 31, 2021					(6,370,243)
Issuances of vested restricted stock awards		$ 127													127				127
Issuances of vested restricted stock awards (in Shares)		1,267,639			1,267,639
Net loss attributable to noncontrolling interest
Issuance of shares to treasury share reserve
Issuance of shares to treasury share reserve (in Shares)					(2,674,846)
Share-based compensation							30,085,992								30,085,992				30,085,992
Receipt of subscription receivable									3,449						3,449				3,449
Net income (loss) attributable to the Company											50,077,626				50,077,626				50,077,626
Preferred shares redemption value accretion							(30,085,992)				(21,323,757)				(51,409,749)				(51,409,749)
Foreign currency translation adjustment, net of $0 income taxes													(3,551,836)		(3,551,836)				(3,551,836)
Balance at Dec. 31, 2022		$ 13,576									(1,444,271,831)		(8,522,554)		(1,452,780,809)				(1,452,780,809)
Balance (in Shares) at Dec. 31, 2022		135,754,130
Balance (in Shares) at Dec. 31, 2022					(7,777,450)
Issuances of vested restricted stock awards		$ 132					(132)
Issuances of vested restricted stock awards (in Shares)		1,323,252			1,323,252
Spin-off of subsidiary to shareholders											(7,014,594)				(7,014,594)				(7,014,594)
Acquisition of PT Webull Sekuritas Indonesia																	910,230		910,230
Net loss attributable to noncontrolling interest																	(247,296)		(247,296)
Share-based compensation							29,375,956								29,375,956				29,375,956
Net income (loss) attributable to the Company											6,069,284				6,069,284				6,069,284
Preferred shares redemption value accretion							(29,375,824)				(310,704,176)				(340,080,000)				(340,080,000)
Foreign currency translation adjustment, net of $0 income taxes													1,662,753		1,662,753		(2,713)		1,660,040
Balance at Dec. 31, 2023	$ 13,708	$ 1,371								$ (1,755,921,317)	(1,755,908,980)	$ (6,859,801)	(6,859,801)	$ (1,762,767,410)	(1,762,767,410)	$ 660,221	660,221	$ (1,762,107,189)	$ (1,762,107,189)
Balance (in Shares) at Dec. 31, 2023	137,077,382	137,077,382
Balance (in Shares) at Dec. 31, 2023				(6,454,199)	(6,454,199)														6,454,198
Issuances of vested restricted stock awards		$ 5					(5)
Issuances of vested restricted stock awards (in Shares)		496,219			496,219
Net loss attributable to noncontrolling interest																	(121,820)		(121,820)
Options exercised		$ 4					48,696								48,700				48,700
Options exercised (in Shares)		436,074			436,074
Share-based compensation							12,136,815								12,136,815				12,136,815
Net income (loss) attributable to the Company											(12,430,245)				(12,430,245)				(12,430,245)
Preferred shares redemption value accretion							(12,185,506)				(1,075,522,307)				(1,087,707,813)				(1,087,707,813)
Foreign currency translation adjustment, net of $0 income taxes													(2,762,299)		(2,762,299)		(10,435)		(2,772,734)
Balance at Mar. 31, 2024		$ 1,380									(2,843,861,532)		(9,622,100)		(2,853,482,252)		527,966		(2,852,954,286)
Balance (in Shares) at Mar. 31, 2024		138,009,675
Balance (in Shares) at Mar. 31, 2024					(5,521,906)
Balance at Dec. 31, 2023	$ 13,708	$ 1,371								(1,755,921,317)	(1,755,908,980)	(6,859,801)	(6,859,801)	(1,762,767,410)	(1,762,767,410)	660,221	660,221	(1,762,107,189)	$ (1,762,107,189)
Balance (in Shares) at Dec. 31, 2023	137,077,382	137,077,382
Balance (in Shares) at Dec. 31, 2023				(6,454,199)	(6,454,199)														6,454,198
Net loss attributable to noncontrolling interest																			$ (226,420)
Net income (loss) attributable to the Company																			(24,005,787)
Foreign currency translation adjustment, net of $0 income taxes																			(4,046,056)
Balance at Jun. 30, 2024		$ 1,393									(2,858,059,280)		(10,892,984)		(2,868,950,871)		420,928		(2,868,529,943)
Balance (in Shares) at Jun. 30, 2024		139,305,125
Balance (in Shares) at Jun. 30, 2024					(4,226,456)
Balance at Dec. 31, 2023	$ 13,708	$ 1,371								(1,755,921,317)	(1,755,908,980)	(6,859,801)	(6,859,801)	(1,762,767,410)	(1,762,767,410)	660,221	660,221	(1,762,107,189)	$ (1,762,107,189)
Balance (in Shares) at Dec. 31, 2023	137,077,382	137,077,382
Balance (in Shares) at Dec. 31, 2023				(6,454,199)	(6,454,199)														6,454,198
Issuances of vested restricted stock awards		$ 179					(179)
Issuances of vested restricted stock awards (in Shares)		1,791,669			1,791,669
Net loss attributable to noncontrolling interest																	(488,504)		(488,504)
Increase in noncontrolling interest attributable to loan conversion																	1,196,037		1,196,037
Options exercised		$ 44					48,947								48,991				48,991
Options exercised (in Shares)		438,173			438,173
Share-based compensation							32,587,611								32,587,611				32,587,611
Net income (loss) attributable to the Company											(22,693,648)				(22,693,648)				(22,693,648)
Preferred shares redemption value accretion							(32,636,379)				(462,451,659)				(495,088,038)				(495,088,038)
Foreign currency translation adjustment, net of $0 income taxes													(8,336,145)		(8,336,145)		(94,666)		(8,430,811)
Balance at Dec. 31, 2024	$ 13,931	$ 1,393								(2,241,066,624)	(2,241,054,086)	(15,195,946)	(15,195,946)	(2,256,248,639)	(2,256,248,639)	1,273,088	1,273,088	(2,254,975,551)	$ (2,254,975,551)
Balance (in Shares) at Dec. 31, 2024	139,307,224	139,307,224
Balance (in Shares) at Dec. 31, 2024				(4,224,356)	(4,224,356)														4,224,356
Balance at Mar. 31, 2024		$ 1,380									(2,843,861,532)		(9,622,100)		(2,853,482,252)		527,966		$ (2,852,954,286)
Balance (in Shares) at Mar. 31, 2024		138,009,675
Balance (in Shares) at Mar. 31, 2024					(5,521,906)
Issuances of vested restricted stock awards		$ 13					(13)
Issuances of vested restricted stock awards (in Shares)		1,295,450			1,295,450
Net loss attributable to noncontrolling interest																	(104,600)		(104,600)
Share-based compensation							8,474,119								8,474,119				8,474,119
Net income (loss) attributable to the Company											(11,575,542)				(11,575,542)				(11,575,542)
Preferred shares redemption value increase							(8,474,106)				(2,622,206)				(11,096,312)				(11,096,312)
Foreign currency translation adjustment, net of $0 income taxes													(1,270,884)		(1,270,884)		(2,438)		(1,273,322)
Balance at Jun. 30, 2024		$ 1,393									(2,858,059,280)		(10,892,984)		(2,868,950,871)		420,928		(2,868,529,943)
Balance (in Shares) at Jun. 30, 2024		139,305,125
Balance (in Shares) at Jun. 30, 2024					(4,226,456)
Balance at Dec. 31, 2024	$ 13,931	$ 1,393								(2,241,066,624)	(2,241,054,086)	(15,195,946)	(15,195,946)	(2,256,248,639)	(2,256,248,639)	1,273,088	1,273,088	(2,254,975,551)	$ (2,254,975,551)
Balance (in Shares) at Dec. 31, 2024	139,307,224	139,307,224
Balance (in Shares) at Dec. 31, 2024				(4,224,356)	(4,224,356)														4,224,356
Net loss attributable to noncontrolling interest																	(146,720)		$ (146,720)
Share-based compensation							8,069,045								8,069,045				8,069,045
Net income (loss) attributable to the Company											13,085,807				13,085,807				13,085,807
Preferred shares redemption value increase							(8,069,045)				(13,633,692)				(21,702,737)				(21,702,737)
Foreign currency translation adjustment, net of $0 income taxes													1,769,776		1,769,776		(28,127)		1,741,649
Balance at Mar. 31, 2025		$ 1,393									(2,241,601,971)		(13,426,170)		(2,255,026,748)		1,098,241		(2,253,928,507)
Balance (in Shares) at Mar. 31, 2025		139,307,224
Balance (in Shares) at Mar. 31, 2025					(4,224,356)
Balance at Dec. 31, 2024	$ 13,931	$ 1,393								$ (2,241,066,624)	(2,241,054,086)	$ (15,195,946)	(15,195,946)	$ (2,256,248,639)	(2,256,248,639)	$ 1,273,088	1,273,088	$ (2,254,975,551)	$ (2,254,975,551)
Balance (in Shares) at Dec. 31, 2024	139,307,224	139,307,224
Balance (in Shares) at Dec. 31, 2024				(4,224,356)	(4,224,356)														4,224,356
Net loss attributable to noncontrolling interest																			$ (257,639)
Net income (loss) attributable to the Company																			(15,188,220)
Foreign currency translation adjustment, net of $0 income taxes																			10,954,020
Balance at Jun. 30, 2025		$ 4,012	$ 830				2,987,559,282				(2,231,782,461)		(4,226,213)		751,555,450		999,736		$ 752,555,186
Balance (in Shares) at Jun. 30, 2025		401,072,472	82,988,016
Balance (in Shares) at Jun. 30, 2025					(527,147)														527,147
Balance at Mar. 31, 2025		$ 1,393									(2,241,601,971)		(13,426,170)		(2,255,026,748)		1,098,241		$ (2,253,928,507)
Balance (in Shares) at Mar. 31, 2025		139,307,224
Balance (in Shares) at Mar. 31, 2025					(4,224,356)
Issuances of vested restricted stock awards		$ 37					(37)
Issuances of vested restricted stock awards (in Shares)		3,697,209			3,697,209
Conversion of preferred shares to ordinary shares		$ 2,694					2,745,355,239								2,745,357,933				2,745,357,933
Conversion of preferred shares to ordinary shares (in Shares)		269,381,830
Redesignation of ordinary shares		$ (830)	$ 830
Redesignation of ordinary shares (in Shares)		(82,988,016)	82,988,016
Issuance of ordinary shares to SKGR shareholders		$ 59					(59)
Issuance of ordinary shares to SKGR shareholders (in Shares)		5,852,239
Issuance of ordinary shares to settle accounts payable		$ 1					1,442,999								1,443,000				1,443,000
Issuance of ordinary shares to settle accounts payable (in Shares)		100,000
Private warrants exercised		$ 18					(18)
Private warrants exercised (in Shares)		1,777,844
Incentive warrants exercised		$ 205					204,539,245								204,539,450				204,539,450
Incentive warrants exercised (in Shares)		20,453,945
Public warrants exercised		$ 8					9,252,938								9,252,946				9,252,946
Public warrants exercised (in Shares)		804,604
Repurchase of preferred shares											38,093,537				38,093,537				38,093,537
Net loss attributable to noncontrolling interest																	(110,919)		(110,919)
Issuance of incentive shares to preferred shareholders		$ 427					(427)
Issuance of incentive shares to preferred shareholders (in Shares)		42,685,593
Share-based compensation							26,969,402								26,969,402				26,969,402
Net income (loss) attributable to the Company											(28,274,027)				(28,274,027)				(28,274,027)
Foreign currency translation adjustment, net of $0 income taxes													9,199,957		9,199,957		12,414		9,212,371
Balance at Jun. 30, 2025		$ 4,012	$ 830				$ 2,987,559,282				$ (2,231,782,461)		$ (4,226,213)		$ 751,555,450		$ 999,736		$ 752,555,186
Balance (in Shares) at Jun. 30, 2025		401,072,472	82,988,016
Balance (in Shares) at Jun. 30, 2025					(527,147)														527,147